UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Attara Capital LP

Address:   767 Fifth Avenue, 12th Floor
           New York, NY 10153


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David M. Slager
Title:  Founder and Chairman
Phone:  212-256-8419

Signature,  Place,  and  Date  of  Signing:

/s/ David M. Slager                New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $    1,107,664
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ----
AMERICAN EXPRESS CO          COM              025816109   15,595   363,356 SH  X    SOLE       NONE      363356      0    0
ARCH COAL INC                COM              039380100    9,963   284,171 SH  X    SOLE       NONE      284171      0    0
BANK OF AMERICA CORPORATION  COM              060505104   48,149 3,609,384 SH  X    SOLE       NONE     3609384      0    0
BARCLAYS PLC                 ADR              06738E204   15,082   912,937 SH  X    SOLE       NONE      912937      0    0
BHP BILLITON LTD             SPONSORED ADR    088606108    2,658    28,600 SH  X    SOLE       NONE       28600      0    0
CAPLEASE INC                 COM              140288101    1,904   327,116 SH  X    SOLE       NONE      327116      0    0
CBL & ASSOC PPTYS INC        COM              124830100    5,774   329,969 SH  X    SOLE       NONE      329969      0    0
CISCO SYS INC                COM              17275R102    5,169   255,500 SH  X    SOLE       NONE      255500      0    0
CITIGROUP INC                UNIT 99/99/9999  172967416   32,924   240,869 SH  X    SOLE       NONE      240869      0    0
COMMONWEALTH REIT            COM SH BEN INT   203233101    4,808   188,491 SH  X    SOLE       NONE      188491      0    0
CONOCOPHILLIPS               COM              20825C104    6,279    92,200 SH  CALL SOLE       NONE       92200      0    0
CORESITE RLTY CORP           COM              21870Q105      390    28,578 SH  X    SOLE       NONE       28578      0    0
FIRST INDUSTRIAL REALTY TRUS COM              32054K103    5,417   618,360 SH  X    SOLE       NONE      618360      0    0
FOREST CITY ENTERPRISES INC  CL A             345550107   13,522   810,178 SH  X    SOLE       NONE      810178      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857   17,773   147,999 SH  X    SOLE       NONE      147999      0    0
GFI GROUP INC                COM              361652209    1,005   214,310 SH  X    SOLE       NONE      214310      0    0
GLIMCHER RLTY TR             SH BEN INT       379302102    2,719   323,645 SH  X    SOLE       NONE      323645      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104  186,775 1,110,700 SH  CALL SOLE       NONE     1110700      0    0
GOOGLE INC                   CL A             38259P508  104,263   175,536 SH  X    SOLE       NONE      175536      0    0
GRAFTECH INTL LTD            COM              384313102    4,313   217,380 SH  X    SOLE       NONE      217380      0    0
HEWLETT PACKARD CO           COM              428236103   81,056 1,925,321 SH  X    SOLE       NONE     1925321      0    0
HEWLETT PACKARD CO           COM              428236103   42,100 1,000,000 SH  CALL SOLE       NONE     1000000      0    0
ISHARES TR                   DJ US REAL EST   464287739    2,767    49,448 SH  X    SOLE       NONE       49448      0    0
ISTAR FINL INC               COM              45031U101    4,923   629,558 SH  X    SOLE       NONE      629558      0    0
JPMORGAN CHASE & CO          COM              46625H100      314     7,400 SH  X    SOLE       NONE        7400      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114      397    27,500 SH  X    SOLE       NONE       27500      0    0
LAS VEGAS SANDS CORP         COM              517834107    3,753    81,682 SH  X    SOLE       NONE       81682      0    0
LEXINGTON REALTY TRUST       COM              529043101    5,286   664,866 SH  X    SOLE       NONE      664866      0    0
MASTERCARD INC               CL A             57636Q104   96,586   430,974 SH  X    SOLE       NONE      430974      0    0
MBIA INC                     COM              55262C100   19,514 1,627,562 SH  X    SOLE       NONE     1627562      0    0
MECHEL OAO                   SPONSORED ADR    583840103    8,658   296,197 SH  X    SOLE       NONE      296197      0    0
MECHEL OAO                   SPON ADR PFD     583840509    6,614   691,844 SH  X    SOLE       NONE      691844      0    0
MGIC INVT CORP WIS           COM              552848103   11,081 1,087,412 SH  X    SOLE       NONE     1087412      0    0
MGM RESORTS INTERNATIONAL    COM              552953101    8,766   590,305 SH  X    SOLE       NONE      590305      0    0
NATIONAL FINL PARTNERS CORP  COM              63607P208   20,796 1,551,935 SH  X    SOLE       NONE     1551935      0    0
NORTHSTAR RLTY FIN CORP      COM              66704R100    1,758   370,187 SH  X    SOLE       NONE      370187      0    0
NYSE EURONEXT                COM              629491101    1,435    47,856 SH  X    SOLE       NONE       47856      0    0
NYSE EURONEXT                COM              629491101   26,571   886,300 SH  CALL SOLE       NONE      886300      0    0
ORACLE CORP                  COM              68389X105   14,489   462,908 SH  X    SOLE       NONE      462908      0    0
OWENS ILL INC                COM NEW          690768403   29,366   956,539 SH  X    SOLE       NONE      956539      0    0
PENNSYLVANIA RL ESTATE INVT  SH BEN INT       709102107    3,050   209,906 SH  X    SOLE       NONE      209906      0    0
PFIZER INC                   COM              717081103    2,880   164,488 SH  X    SOLE       NONE      164488      0    0
PFIZER INC                   COM              717081103   33,008 1,885,100 SH  CALL SOLE       NONE     1885100      0    0
PHOENIX COS INC NEW          COM              71902E109    5,502 2,166,096 SH  X    SOLE       NONE     2166096      0    0
RADIAN GROUP INC             COM              750236101   23,218 2,877,032 SH  X    SOLE       NONE     2877032      0    0
SOTHEBYS                     COM              835898107    7,376   163,913 SH  X    SOLE       NONE      163913      0    0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A         848574109   13,953   670,512 SH  X    SOLE       NONE      670512      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100   37,543 8,875,400 SH  X    SOLE       NONE     8875400      0    0
TESORO CORP                  COM              881609101    7,876   424,813 SH  X    SOLE       NONE      424813      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209    6,039   115,836 SH  X    SOLE       NONE      115836      0    0
U S G CORP                   COM NEW          903293405    5,610   333,321 SH  X    SOLE       NONE      333321      0    0
VALERO ENERGY CORP NEW       COM              91913Y100    1,765    76,324 SH  X    SOLE       NONE       76324      0    0
VALERO ENERGY CORP NEW       COM              91913Y100   23,173 1,002,300 SH  CALL SOLE       NONE     1002300      0    0
VERISIGN INC                 COM              92343E102    6,701   205,112 SH  X    SOLE       NONE      205112      0    0
VISA INC                     COM CL A         92826C839   50,727   720,755 SH  X    SOLE       NONE      720755      0    0
WALTER ENERGY INC            COM              93317Q105    8,531    66,735 SH  X    SOLE       NONE       66735      0    0


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